RESTATEMENT OF PRIOR QUARTERS (Details) (USD $)	3 Months Ended		12 Months Ended						72 Months Ended	75 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013	Mar. 31, 2014	Sep. 30, 2013 Scenario, Previously Reported [Member]	Jun. 30, 2013 Scenario, Previously Reported [Member]	Mar. 31, 2013 Scenario, Previously Reported [Member]	Jun. 30, 2013 Scenario, Previously Reported [Member]	Sep. 30, 2013 Scenario, Previously Reported [Member]
Restatement Of Prior Year Income [Line Items]
Operating loss	$ (1,636,000)	$ (1,885,000)	$ (5,711,134)	$ (4,090,342)					$ (15,435,713)	$ (17,072,000)	$ (678,548)	$ (1,304,475)	$ (1,884,597)	$ (3,189,072)	$ (3,867,619)
Non-operating income (loss)	(3,906,000)	(2,753,000)	(9,420,547)	(1,045,276)					(11,192,145)	(15,097,000)	(1,346,964)	403,590	(972,691)	(569,101)	(1,916,066)
Net loss	$ (5,542,000)	$ (4,638,000)	$ (15,131,681)	$ (5,135,618)	$ (4,440,103)	$ (1,207,561)	$ (306,190)	$ (406,706)	$ (26,627,858)	$ (32,169,000)	$ (2,025,512)	$ (900,885)	$ (2,857,288)	$ (3,758,173)	$ (5,783,685)
Net loss per common share, basic and diluted (in dollar per share)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)							$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)